Cash and cash equivalents and short-term deposits (Details) - Schedule of cash and cash equivalents and short-term deposits - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cash and cash equivalents and short-term deposits [Abstract]
Cash and cash equivalents	$ 17,528	$ 8,793	$ 2,928
Short-term deposits	19,905	4,114
Total	$ 37,433	$ 12,907